Transactions with Related Parties - Summary of Transactions Between Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AMP, entity with significant influence Expenses:
Technical assistance fees	$ 357,451	$ 301,820	$ 236,507
AMP [Member]
AMP, entity with significant influence Expenses:
Technical assistance fees	357,451	301,820	234,867
Services received		2,260	2,289
Otay Tijuana Venture LLC [Member] | Non-airport access rights [Member]
AMP, entity with significant influence Expenses:
Services received	$ 43,973	$ 33,138	$ 678